PATENT RIGHTS AND TRADEMARKS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Apr. 26, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Common stock shares granted to acquire exclusive patent rights					300,000	300,000
Options granted to acquire exclusive patent rights					200,000	200,000
Options granted to acquire exclusive patent rights, value					$ 360,000	$ 360,000
Common stock shares granted to acquire exclusive patent rights, value					570,000	570,000
Useful life of Patent	17 years		17 years
Amortization Expense of Patent	$ 15,630	$ 14,132	$ 57,874	$ 54,705